Provisions and other liabilities	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Provisions and other liabilities	Provisions and other liabilities:

	Restructuring	Warranty	Other
Balance	provision	provision	liabilities	Total
At January 1, 2018	$248	$5,199	$4,253	$9,700
Provisions made during the year	509	5,474	(63)	5,920
Provisions used/paid during the year	(560)	(1,409)	—	(1,969)
Provisions reversed/expired during the year	(2)	(208)	—	(210)
Effect of movements in exchange rates	(4)	(4)	(328)	(336)
At December 31, 2018	191	9,052	3,862	13,105
Provisions made during the year	104	3,855	40	3,999
Provisions used/paid during the year	(289)	(1,458)	—	(1,747)
Provisions reversed/expired during the year	(2)	(967)	(2,292)	(3,261)
Effect of movements in exchange rates	4	(2)	78	80
At December 31, 2019	$8	$10,480	$1,688	$12,176

At December 31, 2018
Current	$191	$9,052	$—	$9,243
Non-current	—	—	3,862	3,862
	$191	$9,052	$3,862	$13,105

At December 31, 2019
Current	$8	$10,480	$—	$10,488
Non-current	—	—	1,688	1,688
	$8	$10,480	$1,688	$12,176

Restructuring provision
During 2018, restructuring charges relate primarily to a change in operations leadership combined with severance obligations paid to departed employees at Ballard Unmanned Systems as a result of the disposition of the Power Manager assets and associated personnel (note 25).
16. Provisions and other liabilities (cont'd):
Warranty provision
The Corporation recorded $3,855,000 (2018 - $4,414,000) of warranty provisions related to new product sales This was offset by warranty expenditures of $1,458,000 (2018 - $1,409,000) and downward warranty adjustments of $967,000 (2018 - $852,000 upward warranty adjustments), due primarily to contractual expirations and changes in estimated and actual costs to repair. The remaining $2,000 (2018 – $4,000) decrease to the warranty provision related to the effect of movements in exchange rates.
Other liabilities: Decommissioning liabilities
A provision for decommissioning liabilities has been recorded for the Corporation’s head office building in Burnaby, British Columbia and is related to estimated site restoration obligations at the end of the lease term. The Corporation has made certain modifications to the leased building to facilitate the manufacturing and testing of its fuel cell products. Consequently, the site restoration obligations relate primarily to dismantling and removing various manufacturing and test equipment and restoring the infrastructure of the leased building to its original state of when the lease was entered into.
Due to the long-term nature of the liability, the most significant uncertainty in estimating the provision is the costs that will be incurred. The Corporation has determined a range of reasonably possible outcomes of the total costs for the head office building. In determining the fair value of the decommissioning liabilities, the estimated future cash flows have been discounted at 1.68% per annum (2018 – 2.18%).
The Corporation performed an assessment of the estimated cash flows required to settle the obligations for the building as of December 31, 2019. Based on the assessment, no increase in the provision (2018 - $171,000) was recorded against decommissioning liabilities, in addition to accretion costs of $40,000 (2018 - $36,000).
The total undiscounted amount of the estimated cash flows required to settle the obligation for the building is $1,914,000 (2018 - $1,825,000) which is expected to be settled at the end of the lease term in 2025.
Other liabilities: Deferred lease inducement
A lease extension and modification agreement was signed in December 2017 for the second building that eliminated the decommissioning liability at the end of the new 10 year lease term. The contractual elimination of the decommissioning liability of $2,292,000 for the second building was being treated as a lease inducement and was originally deferred and amortized on a straight-line basis over the amended 10 year lease term, commencing January 2018.
At January 1, 2019, this deferred lease inducement was reclassified to right-of-use assets as per IFRS 16 Leases (notes 3, 4, and 9).